Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Brown Advisory Flexible Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Brown Advisory Flexible Equity Fund (formerly, Brown Advisory Flexible Value Fund) (the “Fund”) seeks to achieve long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the portfolio turnover rate for the Fund was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	"Other Expenses" have been restated to reflect the current expenses of the Fund following the reorganization of the Brown Advisory Flexible Equity Fund (the "Predecessor Fund") into the Fund on October 19, 2012.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period.  The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal conditions, Brown Advisory, LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by investing at least 80% of the value of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of equity securities.  The Fund invests primarily in securities of medium and large market capitalization companies that the Adviser believes have exhibited an above average rate of earnings growth and that have prospects for above average, sustainable growth in the future.  Medium and large market capitalization companies are, according to the Adviser, those companies with market capitalizations generally greater than $2 billion at the time of purchase.  The Fund may also invest in companies that do not exhibit particularly strong earnings histories but have other attributes that may contribute to accelerated growth in the foreseeable future.  Equity securities include domestic and foreign common and preferred stock, convertible debt securities, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”) and exchange traded funds (“ETFs”).  The Adviser may also invest in private placements in these types of securities.  The Fund invests primarily in ETFs that have an investment objective similar to the Fund’s or that otherwise are permitted investments with the Fund’s investment policies described herein.  ADRs are equity securities traded on U.S. securities exchanges, which are generally issued by banks or trust companies to evidence ownership of foreign equity securities.  The Fund may invest up to 15% of its net assets in foreign securities, including emerging markets.

The Adviser follows an investment philosophy referred to as “flexible value.”  The “flexible value” strategy expands the bargain hunting concepts of value investing to a broad range of opportunities.  Rather than label securities as value or growth, the Adviser believes that growth is an integral part of the value equation; therefore, the Adviser may invest in traditional value securities as well as securities of companies with better growth rates, or other characteristics that are traditionally associated with value securities.  The Adviser seeks to invest in the common stocks of companies it believes are undervalued in the marketplace based on characteristics such as earnings, dividends, cash flow or asset values.  Other factors considered include:

●	Financial condition of the company;

●	Micro and macroeconomic changes likely to improve the long-term business performance of the company;

●	Competitive positioning of the company within its industry; and

●	The quality of management and management’s focus on creating shareholder value.

With respect to 20% of its assets, the Fund may invest in (1) investment grade and non-investment grade debt securities, including with respect to 10% of its assets, non-investment grade securities rated BB (or lower)/Ba (or lower) (“junk bonds”), by Standard & Poor’s (“S&P”) or Moody’s Investor Services (“Moody’s”), respectively, or (2) unrated debt securities determined by the Adviser to be of comparable quality.

The Adviser may sell a security or reduce its position if:

●	The security has reached a price whereby its risk/reward characteristics are not as favorable;

●	A company’s fundamentals are deteriorating to the point where the original investment thesis for owning the stock is no longer intact; or

●	A better opportunity has been identified.

In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The following are the principal risks that could affect the value of your investment:

●
American Depositary Receipts (“ADRs”) Risk.  ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees.  Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders.  Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

●
Convertible Securities Risk.  The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

●
Debt/Fixed Income Securities Risk.  An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest.  The value of your investment in the Fund may change in response to changes in the credit ratings of the Fund’s portfolio of debt securities.  Securities rated below investment grade are subject to greater risk of loss of your money than higher rated securities.  Issuers may (increase) decrease prepayments of principal when interest rates (fall) increase, affecting the maturity of the debt security and causing the value of the security to decline.

●
Equity and General Market Risk.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value.  The stock market may experience declines or stocks in the Fund’s portfolio may not increase their earnings at the rate anticipated.  The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities.

●
ETF Risk.  ETFs may trade at a discount to the aggregate value of the underlying securities and although expense ratios for ETFs are generally low, frequent trading of ETFs by the Fund can generate brokerage expenses.  Shareholders of the Fund will indirectly be subject to the fees and expenses of the individual ETFs in which the Fund invests.

●	Foreign Securities Risk. Foreign securities, including ADRs, are subject to additional risks including international trade, currency, political, regulatory and diplomatic risks.

●	Management Risk. The Fund may not meet its investment objective based on the Adviser’s success or failure to implement investment strategies for the Fund.

●
Non-Investment Grade Securities Risk.  Securities rated below investment grade, i.e., BA or BB and lower (“junk bonds”), are subject to greater risks of loss of your money than higher rated securities.  Compared with issuers of investment grade fixed-income securities, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties.

●
Private Placement Risk.  The Fund may invest in privately issued securities of domestic common and preferred stock, convertible debt securities, ADRs, REITs and ETFs, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended (“1933 Act”).  Privately issued securities are restricted securities that are not publicly traded.  Delay or difficulty in selling such securities may result in a loss to the Fund.

●
REIT and Real Estate Risk.  The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs.

●
Smaller and Medium Capitalization Company Risk.  Securities of smaller and medium-sized companies may be more volatile and more difficult to liquidate during market down turns than securities of larger companies.  Additionally the price of smaller companies may decline more in response to selling pressures.

●
Value Company Risk.  The stock of value companies can continue to be undervalued for long periods of time and not realize its expected value.  The value of the Fund may decrease in response to the activities and financial prospects of an individual company.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund.  The bar chart shows changes in the Fund’s performance of Investor Shares from year-to-year.  The table shows how the average annual returns of the Investor Shares, Advisor Shares and Institutional Shares for 1 year, 5 year and since inception periods compare to a broad-based market index.

The Fund is the successor to the investment performance of the Brown Advisory Flexible Value Fund (the “Predecessor Fund”) as a result of the reorganization of the Predecessor Fund into the Fund on October 19, 2012.  Accordingly, the performance information shown below for periods prior to October 19, 2012 is that of the Predecessor Fund.  The Predecessor Fund was also advised by the Adviser and had the same investment objective and strategies as the Fund.

Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.  Updated performance information is available online at www.brownadvisoryfunds.com or by calling 800-540-6807 (toll free).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-540-6807
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.brownadvisoryfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Performance information represents only past performance, before and after taxes, and does not necessarily indicate future results.
Bar Chart [Heading]	rr_BarChartHeading	Brown Advisory Flexible Equity Fund - Investor Shares Calendar Year Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The Fund’s calendar year-to-date total return as of September 30, 2013 was 22.03%.  During the periods shown in the chart, the highest quarterly return was 17.44% (for the quarter ended June 30, 2009) and the lowest quarterly return was -23.94% (for the quarter ended December 31, 2008).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	22.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.94%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses and taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Shares only. After-tax returns for Advisor Shares and Institutional Shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
NOTE:  The Flexible Equity Fund offers three classes of shares.  Investor Shares commenced operations on November 30, 2006 as part of the Predecessor Fund and Advisor Shares commenced operations on January 24, 2007 as part of the Predecessor Fund.  Performance shown prior to inception of the Advisor Shares and Institutional Shares is based on the performance of Investor Shares, adjusted for the higher expenses applicable to Advisor Shares and lower expenses applicable to Institutional Shares.  Prior to July 1, 2011, the Advisor Shares were known as A Shares.  Institutional Shares commenced operations on October 19, 2012.  Prior to October 19, 2012, Investor Shares were known as Institutional Shares.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Investor Shares only.  After-tax returns for Advisor Shares and Institutional Shares will vary.

Caption	rr_AverageAnnualReturnCaption	Brown Advisory Flexible Equity Fund Average Annual Total Returns For the period ended December 31, 2012
S&P 500® Index (reflects no deduction for fees, expenses and taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses and taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.66%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.49%
Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee (as a % of amount exchanged on shares held for 14 days or less)	rr_ExchangeFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 91
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	284
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	493
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,096
Label	rr_AverageAnnualReturnLabel	Institutional Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.34%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.01%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.54%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 19, 2012
Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee (as a % of amount exchanged on shares held for 14 days or less)	rr_ExchangeFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	106
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	331
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	574
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,271
Annual Return 2007	rr_AnnualReturn2007	(7.50%)
Annual Return 2008	rr_AnnualReturn2008	(40.03%)
Annual Return 2009	rr_AnnualReturn2009	40.83%
Annual Return 2010	rr_AnnualReturn2010	10.86%
Annual Return 2011	rr_AnnualReturn2011	4.04%
Annual Return 2012	rr_AnnualReturn2012	18.12%
Label	rr_AverageAnnualReturnLabel	Investor Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.12%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.85%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.38%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2006
Investor Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Investor Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.91%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.76%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.26%
Investor Shares | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.78%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.40%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.12%
Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee (as a % of amount exchanged on shares held for 14 days or less)	rr_ExchangeFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	131
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	409
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	708
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,556
Label	rr_AverageAnnualReturnLabel	Advisor Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.87%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.55%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.10%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 24, 2007

[1]	"Other Expenses" have been restated to reflect the current expenses of the Fund following the reorganization of the Brown Advisory Flexible Equity Fund (the "Predecessor Fund") into the Fund on October 19, 2012.
[2]	Acquired Fund Fees and Expenses are indirect fees and expenses that a Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the " Financial Highlights " section of the Prospectus which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.